JPMORGAN TRUST II

270 PARK AVENUE

NEW YORK, NEW YORK 10017

May 8, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”)
on behalf of the JPMorgan Market Expansion Enhanced Index Fund (the “Fund”)
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”), exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the amended risk/return summary information in the prospectuses for the Fund dated November 1, 2012, as supplemented. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated April 30, 2013 for the Fund.

Please contact the undersigned at 614-901-1370 if you have any questions concerning this filing.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin Assistant Secretary

cc:	Vincent Di Stefano

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase